Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	CITIZENSSELECT FUNDS
Entity Central Index Key	0001167368
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Aug. 30, 2019
Dreyfus Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZEXX